Report of the directors financial review risk report - The downside scenarios (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Consensus Downside scenario allowance for ECL | – United Kingdom | Not later than one year
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(0.70%)	(1.00%)
Consensus Downside scenario allowance for ECL | – United Kingdom | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate (%, max)	6.30%	6.40%
House price index (%, start-to-trough)	(5.90%)	(12.00%)
Inflation rate (YoY % change, max)	3.40%	4.10%
Central bank policy rate (%,max)	5.60%	5.70%
Consensus Downside scenario allowance for ECL | – France | Not later than one year
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(0.30%)	(0.30%)
Consensus Downside scenario allowance for ECL | – France | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate (%, max)	8.50%	8.50%
House price index (%, start-to-trough)	(0.50%)	(1.20%)
Inflation rate (YoY % change, max)	3.50%	3.80%
Central bank policy rate (%,max)	4.10%	4.20%
Downside 2 scenario allowance for ECL | – United Kingdom | Not later than one year
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(8.80%)	(8.80%)
Downside 2 scenario allowance for ECL | – United Kingdom | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate (%, max)	8.40%	8.40%
House price index (%, start-to-trough)	(29.70%)	(30.20%)
Inflation rate (YoY % change, max)	10.20%	10.10%
Central bank policy rate (%,max)	5.90%	6.00%
Downside 2 scenario allowance for ECL | – France | Not later than one year
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(7.40%)	(6.60%)
Downside 2 scenario allowance for ECL | – France | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate (%, max)	10.20%	10.20%
House price index (%, start-to-trough)	(15.00%)	(14.50%)
Inflation rate (YoY % change, max)	8.60%	8.60%
Central bank policy rate (%,max)	5.00%	5.20%